Financial risk management - net debt (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net debt
Net debt beginning balance	SFr 31,000,496
Cash flows	(11,774,678)	SFr (9,666,750)
Acquisition - Leases	(27,612)	(322,528)
Effect of modification to lease terms	(434,150)
Disposals	77,199
Foreign exchange differences	(648,681)	(143,857)
Net debt ending balance	18,192,574	31,000,496
After application of IFRS 16
Net debt
Net debt beginning balance		41,133,631
Leases
Net debt
Net debt beginning balance	(550,245)
Cash flows	367,412	316,348
Acquisition - Leases	(27,612)	(322,528)
Effect of modification to lease terms	(434,150)
Disposals	77,199
Foreign exchange differences		445
Net debt ending balance	(567,396)	(550,245)
Leases | After application of IFRS 16
Net debt
Net debt beginning balance		(544,510)
Cash and cash equivalents
Net debt
Net debt beginning balance	31,536,803
Cash flows	(12,193,082)	(9,989,053)
Foreign exchange differences	(648,681)	(144,302)
Net debt ending balance	18,695,040	31,536,803
Cash and cash equivalents | After application of IFRS 16
Net debt
Net debt beginning balance		41,670,158
Other financial assets
Net debt
Net debt beginning balance	13,938
Cash flows	50,992	5,955
Net debt ending balance	SFr 64,930	13,938
Other financial assets | After application of IFRS 16
Net debt
Net debt beginning balance		SFr 7,983